Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 488,566	$ 371,799	$ 409,768	$ 657,645	$ 2,121,707	$ 1,950,782	$ 1,927,778
Operating income	112,373	18,290	26,755	127,065	100,772	6,141	28,908	138,394	115,211	6,310	15,380	134,623	284,483	274,215	271,524
Net income (loss)	58,897	1,927	9,627	70,697	57,189	(3,057)	10,067	80,674	62,106	(4,414)	(3,888)	78,835	141,148	144,873	132,639
Net income (loss) attributable to Southwest Gas Corporation	$ 58,746	$ 1,970	$ 9,627	$ 70,783	$ 57,303	$ (2,864)	$ 10,108	$ 80,773	$ 62,393	$ (4,305)	$ (3,676)	$ 78,919	$ 141,126	$ 145,320	$ 133,331
Basic earnings (loss) per common share	$ 1.26	$ 0.04	$ 0.21	$ 1.52	$ 1.24	$ (0.06)	$ 0.22	$ 1.75	$ 1.35	$ (0.09)	$ (0.08)	$ 1.71	$ 3.04	$ 3.14	$ 2.89
Diluted earnings (loss) per common share	$ 1.25	$ 0.04	$ 0.21	$ 1.51	$ 1.22	$ (0.06)	$ 0.22	$ 1.73	$ 1.34	$ (0.09)	$ (0.08)	$ 1.70	$ 3.01	$ 3.11	$ 2.86